Business Combination (Details) - Schedule of purchase price - CNY (¥)			1 Months Ended	12 Months Ended
		Feb. 01, 2021	Aug. 31, 2021	Dec. 31, 2022
Fair value of total consideration transferred:
Cash consideration		¥ 300,000	¥ 23,000,000	¥ 53,400,000
Cash acquired from business combination		(3,211)	(2,811,219)	(840,083)
Subtotal		296,789	20,188,781	52,559,917
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets		45,440	15,799,304	13,222,667
Intangible asset - computer software		276,087
Current liabilities		(3,200)	(28,485,037)	(25,463,841)
Deferred tax assets		2,802,091
Total identifiable net assets		3,120,419
Other income*	[1]	¥ 2,823,630
Recognized amounts of identifiable assets acquired and liability assumed:
Non-current assets			6,230,107	3,108,661
Total identifiable net liabilities			(6,455,626)	(10,007,513)
Goodwill*			¥ 26,644,407 [2]	62,567,430 [3]
Recognized amounts of identifiable assets acquired and liability assumed:
Non-current liabilities				¥ (875,000)

[1]	The excess of the total consideration over the fair value of the assets acquired was recorded as other income, which was due to the deferred tax assets recognized since the management considered it more likely than not that Youxi Software could generate sufficient pre-tax profit in the next 5 consecutive years and the deferred tax assets will be utilized in the future.
[2]	The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, program design, development and marketing, and teacher training and recruitment opportunities. The goodwill is not deductible for tax purposes.
[3]	The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, intern program design and human resources services fulfillment. The goodwill is not deductible for tax purposes.